Capital and reserves, IPO and impact of corporate reorganization (Details)						1 Months Ended		12 Months Ended
	Feb. 05, 2022 GBP (£)	Feb. 09, 2021 GBP (£) £ / shares shares	Feb. 09, 2021 USD ($)	Feb. 01, 2021 £ / shares shares	Jan. 22, 2021 shares	Jul. 31, 2022 GBP (£) shares	Jul. 31, 2022 USD ($) shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2021 shares	Jul. 13, 2022 £ / shares shares	Feb. 09, 2021 $ / shares shares
Issued share [Abstract]
Ordinary shares cancelled creating distributable reserve (in shares)					6,414,412
Proceeds from shares issued						£ 116,812,000	$ 140,000,000
Underwriting discounts and commissions and other offering expenses | £						£ 388,000
Percentage of valuation used for redemption								150.00%
Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)						3,733,333	3,733,333	20
Share conversion rate				1				1
Ordinary shares cancelled creating distributable reserve (in shares)								3,733,333	12,003,203
Shares converted (in shares)				6,250,000
Shares issued in initial public offering (in shares)						3,733,333	3,733,333	20
Par value per share (in pounds per share) | £ / shares								£ 0.0001
Share price (in pounds per share) | £ / shares								£ 0.002
IPO [Member]
Issued share [Abstract]
Proceeds from shares issued | £	£ 210,985,000
ADS [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)										2,000,000
Shares issued in initial public offering (in shares)										2,000,000
Par value per share (in pounds per share) | £ / shares										£ 0.002
Proceeds from shares issued		£ 226,528,000	$ 312,083,000
Growth Shares [Member]
Issued share [Abstract]
Ordinary shares cancelled creating distributable reserve (in shares)								0	0
Shares converted (in shares)				1,926,000
Non-voting Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)										1,733,333
Share conversion rate				1
Shares converted (in shares)				16,632,540				2,164,960
Shares issued in initial public offering (in shares)										1,733,333
Par value per share (in pounds per share) | £ / shares										£ 0.002
Deferred Shares [Member]
Issued share [Abstract]
Share conversion rate				3
Ordinary shares cancelled creating distributable reserve (in shares)								0	0
Shares converted (in shares)				4,324,000
Immunocore Holdings Limited [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)					100
Share conversion rate		0.01			0.01			0.01			0.01
Shares issued in initial public offering (in shares)					100
Share price (in pounds per share) | £ / shares				£ 0.002
Immunocore Holdings Limited [Member] | Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)		11,426,280		20							11,426,280
Shares issued in initial public offering (in shares)		11,426,280		20							11,426,280
Par value per share (in pounds per share) | £ / shares		£ 0.002		£ 0.0001
Immunocore Holdings Limited [Member] | IPO [Member]
Issued share [Abstract]
Proceeds from shares issued | $			297,083,000
Underwriting discounts and commissions and other offering expenses | £		£ 15,543,000
Immunocore Holdings Limited [Member] | ADS [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)		576,923									576,923
Shares issued in initial public offering (in shares)		576,923									576,923
Par value per share (in pounds per share) | £ / shares		£ 0.002
Share price (in pounds per share) | $ / shares											$ 26
Proceeds from shares issued | $			$ 15,000,000
Additional ADS issued (in shares)		576,923									576,923
Immunocore Holdings Limited [Member] | Non-voting Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)				20
Shares issued in initial public offering (in shares)				20
Par value per share (in pounds per share) | £ / shares				£ 0.0001